MUNIHOLDINGS INSURED FUND, INC.



                                   April 30, 1998


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549


Attention:  Division of Investment Management

          Re:  MuniHoldings Insured Fund, Inc.,
               Pre-Effective Amendment No. 1 to
               Registration Statement on Form N-2
               (Securities Act File No. 333-48289)
               (Investment Company Act File No. 811-08707)
                ------------------------------------------

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), MuniHoldings Insured Fund, Inc. (the "Fund") hereby certifies that:

     (1) the form of Prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-2; and

     (2)  the text of Pre-Effective Amendment No. 1 to the Fund's
          Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission on April 28, 1998.

                                   Very truly yours,

                                   MUNIHOLDINGS INSURED FUND, INC.

                                   By:  /s/ Alice A. Pellegrino
                                      --------------------------------
                                      Alice A. Pellegrino
                                      Assistant Secretary